UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of July 31, 2017 (Unaudited)

Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 103.0%
Alaska 0.1%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	350,000	355,264
Arizona 5.7%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series D, Prerefunded 1/1/2018 @ 100, 5.375%, 1/1/2032	7,800,000	7,947,264
Series D, Prerefunded 1/1/2018 @ 100, 5.5%, 1/1/2019	5,000,000	5,097,000
Series D, Prerefunded 1/1/2018 @ 100, 5.5%, 1/1/2031	2,325,000	2,370,105
Maricopa County, AZ, Certificates of Participation, 5.0%, 7/1/2018	680,000	705,738
Scottsdale, AZ, General Obligation, 3.0%, 7/1/2019	1,000,000	1,038,550
		17,158,657
California 6.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B, 1.5%, Mandatory Put 4/2/2018 @ 100, 4/1/2047	1,000,000	1,001,230
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 1.12% *, Mandatory Put 12/1/2022 @ 100, 12/1/2035	5,715,000	5,714,657
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,732,330
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 1.3% *, Mandatory Put 11/1/2017 @ 100, 8/1/2023	3,000,000	3,000,000
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,130,150
Los Angeles County, CA, Tax and Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,596,325
Los Angeles, CA, Harbor Department, Series A, AMT, 5.0%, 8/1/2024	1,500,000	1,825,005
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,309,870
		20,309,567
Colorado 0.8%
Denver City & County, CO, School District No. 1, Series B, 4.0%, 12/1/2017	2,350,000	2,375,874
Connecticut 0.5%
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,450,000	1,582,385
District of Columbia 1.2%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	3,000,000	3,499,830
Florida 6.5%
Broward County, FL, Airport Systems Revenue, Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,006,643
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	260,000	267,420
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,439,400
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,127,520
Miami-Dade County, FL, Aviation Revenue:
AMT, 5.0%, 10/1/2017	4,340,000	4,370,424
AMT, 5.0%, 10/1/2022	1,000,000	1,162,410
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2021, INS: AGMC	325,000	373,253
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,507,650
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,383,250
		19,637,970
Georgia 3.4%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,120,750
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,041,460
Series A, 5.0%, 2/15/2019	1,500,000	1,584,750
Georgia, Municipal Electric Authority, Project One:
Series A, 5.0%, 1/1/2021	1,580,000	1,757,071
Series A, 5.0%, 1/1/2022	2,310,000	2,621,919
Georgia, State Road & Tollway Authority Revenue, Series B, 5.0%, 6/1/2019 (a)	935,000	1,002,049
		10,127,999
Idaho 1.3%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 0.95% *, Mandatory Put 9/1/2017 @ 100, 12/1/2048	2,500,000	2,500,000
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	1,430,000	1,471,227
		3,971,227
Illinois 4.7%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,853,021
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,058,390
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,216,260
Illinois, Regional Transportation Authority, Series A, 5.0%, 7/1/2022, INS: NATL	2,320,000	2,355,241
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,699,725
Lake County, IL, Forest Preserve District, Series A, 1.314% *, 12/15/2020	5,000,000	5,001,000
		14,183,637
Indiana 0.8%
Indiana, State Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, 4.0%, Mandatory Put 3/1/2019 @ 100, 11/15/2036	2,250,000	2,350,440
Maine 0.4%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	1,205,000	1,269,769
Maryland 1.0%
Maryland, State Department of Transportation Consolidated Revenue, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2026	1,260,000	1,432,456
Maryland, State Transportation Authority, Transportation Facilities Project Revenue, 5.0%, 7/1/2019	1,570,000	1,690,309
		3,122,765
Massachusetts 5.3%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2017, INS: NATL	2,000,000	2,023,920
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 1.37% *, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,885,000	4,888,762
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2023	1,000,000	1,162,070
5.0%, 7/1/2024	1,000,000	1,169,990
Massachusetts, State Port Authority Revenue, Series A, AMT, 5.0%, 7/1/2019	1,365,000	1,465,682
Massachusetts, State Water Resources Authority, Series C-2, 0.81% **, 11/1/2026, SPA: Barclays Bank PLC	1,500,000	1,500,000
University of Massachusetts, Building Authority Revenue, Series 2, 1.12% *, 11/1/2034	3,900,000	3,900,000
		16,110,424
Michigan 3.0%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2023	500,000	595,585
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,333,608
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group:
Series B-3, Prerefunded 2/1/2018 @ 100, 0.95%, 11/15/2033	35,000	34,983
Series B-3, 0.95%, Mandatory Put 2/1/2018 @ 100, 11/15/2033	965,000	965,154
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,260,850
		9,190,180
Mississippi 1.4%
Mississippi, State Development Bank Special Obligation, Department of Corrections:
Series D, 5.0%, 8/1/2021	1,815,000	2,012,145
Series D, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2021	1,880,000	2,099,528
		4,111,673
Missouri 0.6%
Missouri, State Highways & Transit Commission, Road Revenue, Series A, 5.0%, 5/1/2019	1,250,000	1,337,975
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	220,000	225,333
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	175,000	181,695
		1,745,003
Nebraska 0.3%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	150,000	150,414
Series E, 3.0%, 3/1/2043	190,000	192,327
Series C, 4.5%, 9/1/2043	690,000	709,265
		1,052,006
Nevada 2.9%
Clark County, NV, School District, Series A, 5.0%, 6/15/2019	3,040,000	3,260,856
Las Vegas Valley, NV, Water District, Series C, 5.0%, 9/15/2023	3,590,000	4,313,062
Nevada, State General Obligation, Series E, 5.0%, 2/1/2018	1,065,000	1,087,312
		8,661,230
New Jersey 1.7%
New Jersey, State Economic Development Authority Revenue, Series B, 5.0%, 11/1/2018	2,000,000	2,072,240
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2018	540,000	558,295
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A-2, 5.0%, 6/15/2023	2,300,000	2,369,161
		4,999,696
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	235,000	247,662
New York 9.2%
New York, General Obligation, Series A, 5.0%, 8/1/2019 (a)	1,000,000	1,077,890
New York, Metropolitan Transportation Authority Revenue, Series D-2B, 1.447% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,808,904
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 1.4% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,012,240
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,436,330
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal One Group Association LP, AMT, 5.0%, 1/1/2018	5,000,000	5,082,600
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-4, 1.17% *, 1/1/2018, INS: AGMC	1,835,000	1,834,303
New York, TSASC, Inc., Series B, 5.0%, 6/1/2019	300,000	313,971
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series D, 0.9%, Mandatory Put 1/17/2018 @ 100, 11/1/2047	2,470,000	2,470,074
Port Authority of New York & New Jersey, Series 188, AMT, 5.0%, 5/1/2023	1,535,000	1,814,447
		27,850,759
North Carolina 2.9%
North Carolina, State Limited Obligation, Series A, 5.0%, 5/1/2019	1,815,000	1,942,740
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	4,000,000	4,010,560
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	1,000,000	1,088,650
Raleigh, NC, Combined Enterprise Systems Revenue, Series B, 5.0%, 12/1/2024	1,295,000	1,603,106
		8,645,056
North Dakota 0.5%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,400,000	1,534,708
Ohio 2.5%
Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series B, 4.0% *, Mandatory Put 11/1/2018 @ 100, 11/15/2033	1,000,000	1,038,000
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	3,850,532
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,547,650
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	95,000	96,399
		7,532,581
Oregon 0.5%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	1,385,000	1,459,028
Pennsylvania 5.7%
Lehigh County, PA, Industrial Development Authority Revenue, PPL Electric Utilities Corp.:
Series B, 0.9%, Mandatory Put 8/15/2017 @ 100, 2/15/2027	445,000	445,018
Series A, 0.9%, Mandatory Put 9/1/2017 @ 100, 9/1/2029	450,000	450,027
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, 5.0%, 3/15/2024	1,000,000	1,206,640
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 1.25% *, Mandatory Put 11/1/2017 @ 100, 8/1/2045, GTY: Waste Management, Inc.	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, AMT, 1.25% *, Mandatory Put 10/2/2017 @ 100, 4/1/2019	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	810,787
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	2,115,000	2,227,032
Series 122, 4.0%, 10/1/2046	845,000	913,546
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 1.7% *, 12/1/2020	2,000,000	2,001,120
Series B, 1.97% *, 12/1/2019	1,500,000	1,508,055
Series A-1, 5.0%, 12/1/2024	1,000,000	1,208,000
Philadelphia, PA, Airport Revenue, Series A, AMT, 5.0%, 6/15/2019	1,195,000	1,278,638
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2022	1,000,000	1,154,910
		17,203,773
South Carolina 0.3%
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue, Series B, 5.0%, 3/1/2018	1,000,000	1,024,440
South Dakota 1.2%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	2,500,000	2,744,700
Series A, AMT, 4.5%, 5/1/2031	840,000	896,297
		3,640,997
Tennessee 1.3%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,265,000	1,299,484
Tennessee, State General Obligation, Series C, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2023	1,675,000	1,727,025
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	410,000	427,282
Series 1A, AMT, 4.5%, 1/1/2038	420,000	443,604
		3,897,395
Texas 20.8%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,130,440
Alvin, TX, Independent School District, School House:
Series B, 0.95% *, Mandatory Put 8/15/2018 @ 100, 2/15/2039	4,000,000	3,987,080
Series C, 5.0%, 2/15/2018	1,575,000	1,610,437
Austin, TX, Independent School District Building, 5.0%, 8/1/2019	2,500,000	2,702,025
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 5.0%, Mandatory Put 1/7/2021 @ 100, 1/1/2045	1,000,000	1,093,370
Corpus Christi, TX, Independent School District Building, Series A, 2.0%, Mandatory Put 8/15/2019 @ 100, 8/15/2047	1,125,000	1,140,907
Dickinson, TX, Independent School District, 5.0%, 2/15/2019	3,210,000	3,408,506
Fort Bend, TX, Independent School District Building:
Series A, 0.9%, Mandatory Put 8/1/2018 @ 100, 8/1/2040	1,955,000	1,951,305
Series B, 1.35%, Mandatory Put 8/1/2019 @ 100, 8/1/2040	1,000,000	1,000,250
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 1.4% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,003,360
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2024	1,000,000	1,205,410
Houston, TX, Independent School District:
Series A-2, 3.0%, Mandatory Put 6/1/2019 @ 100, 6/1/2039	1,205,000	1,244,982
5.0%, 2/15/2018	3,265,000	3,339,703
Katy, TX, Independent School District, Series A, 5.0%, 2/15/2021	3,735,000	4,237,470
Lewisville, TX, Independent School District Building, 3.0%, 8/15/2019 (a)	6,000,000	6,244,380
North Texas, State Municipal Water District, Water System Revenue, 5.25%, 9/1/2019	3,000,000	3,264,030
Plano, TX, Independent School District, Series B, 5.0%, 2/15/2018	1,000,000	1,022,880
Spring Branch, TX, Independent School District, Series A-1, 2.5%, Mandatory Put 6/15/2018 @ 100, 6/15/2041	2,500,000	2,532,800
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,741,055
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2022	1,485,000	1,664,477
Series D, 5.0%, 11/1/2023	2,890,000	3,238,274
Texas, Highland Park Independent School District, 5.0%, 2/15/2022	1,110,000	1,294,116
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	570,555
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.535% *, 9/15/2017, GTY: JPMorgan Chase & Co.	1,010,000	1,010,051
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	1,160,000	1,160,870
Texas, State Transportation Commission Mobility Fund, Series B, 1.2% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,500,600
Texas, State Water Financial Assistance, Series A2, 2.0%, Mandatory Put 2/1/2018 @ 100, 8/1/2029	2,145,000	2,145,064
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2017	1,270,000	1,289,698
		62,734,095
Utah 3.7%
Utah, State General Obligation, 5.0%, 7/1/2019	10,325,000	11,128,595
Virginia 4.6%
Arlington County, VA, General Obligation, 5.0%, 8/15/2019	2,860,000	3,094,720
Henrico County, VA, Water & Sewer Revenue, Prerefunded 5/1/2019 @ 100, 5.0%, 5/1/2025	1,165,000	1,247,633
Richmond, VA, Public Improvement, Series A, Prerefunded 7/15/2019 @ 100, 5.0%, 7/15/2027	1,400,000	1,510,194
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College Program, Series C, 5.0%, 2/1/2019 (a)	4,000,000	4,241,480
Virginia, State Resource Authority, Clean Water Revenue, State Revolving Fund, Prerefunded 10/1/2019 @ 100, 5.0%, 10/1/2025	3,345,000	3,631,767
		13,725,794
Washington 1.0%
King County, WA, School District No. 409, 3.0%, 12/1/2017	1,405,000	1,415,369
Tacoma, WA, Electric System Revenue, Series A, 4.0%, 1/1/2018	1,500,000	1,519,950
		2,935,319
Wisconsin 0.4%
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health, Inc. Obligated Group, Series A, 5.0%, 4/1/2024	1,000,000	1,203,130
Total Municipal Bonds and Notes (Cost $305,603,203)		310,578,928
	Shares	Value ($)
Open-End Investment Company 0.0%
BlackRock Muni Fund, 0.18% *** (Cost $136,002)	136,002	136,002
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $305,739,205) †	103.0	310,714,930
Other Assets and Liabilities, Net	(3.0)	(9,022,514)
Net Assets	100.0	301,692,416

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand, either daily or weekly, and are shown at their current rates as of July 31, 2017. Maturity date shown is the final maturity date.
*** Current yield; not a coupon rate.
† The cost for federal income tax purposes was $305,739,205. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $4,975,725. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,176,169 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $200,444.
(a) When-issued security.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$310,578,928	$—	$310,578,928
Open-End Investment Company	136,002	—	—	136,002
Total	$136,002	$310,578,928	$—	$310,714,930

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017